CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Earnings	$ 689.2	$ 588.3	$ 467.2
Adjustments to Reconcile Net Earnings to Net Cash Provided by Operating Activities:
Depreciation and Amortization	83.1	76.9	75.3
Stock-Based Compensation Expense	32.6	32.2	39.9
Deferred Income Tax	23.0	6.5	(57.4)
Gain on Sale of Intangible Assets	0	(6.5)	0
Exchange Loss from Devaluation	2.2	0	0
Pension and Other Post Retirement Benefits Expense	(7.2)	62.6	95.0
Other	2.8	1.8	2.3
Receivables	(37.7)	(8.5)	(7.9)
Inventories	(108.2)	109.8	(183.3)
Accounts Payable	56.0	(30.9)	114.7
Accrued Expense, Rebates and Returns	14.8	(6.3)	50.0
Income Taxes Payable	27.0	(62.2)	53.2
Other Assets and Liabilities	48.4	(42.7)	(6.5)
Pension and Other Post Retirement Benefits Contributions	(19.4)	(28.3)	(9.7)
Net Cash Provided by Operating Activities	806.6	692.7	632.8
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for Capital Expenditures	(240.4)	(124.4)	(109.5)
Proceeds from Sale of Property, Plant and Equipment	2.6	1.5	1.6
Proceeds from Sale of Intangible Assets	0	6.5	0
Investment in Other Companies	(2.7)	(6.3)	(4.7)
Payment for Acquisition	0	(106.1)	0
Net Cash Used in Investing Activities	(240.5)	(228.8)	(112.6)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Short-term Borrowings	6.9	391.2	72.0
Repayments of Short-term Borrowings	(165.4)	(230.2)	(73.2)
Repayments of Notes Payable	(27.6)	(52.6)	0
Payments of Dividends	(267.7)	(236.7)	(205.7)
Stock-based-compensation-related Proceeds and Excess Tax Benefits	23.6	23.3	4.5
Purchases of Treasury Stock	(106.0)	(154.9)	(87.7)
Proceeds from Termination of Interest Rate Swaps	0	0	23.5
Distributions to Noncontrolling Interests	(9.5)	(7.6)	(8.6)
Net Cash Used in Financing Activities	(545.7)	(267.5)	(275.2)
Effects of Changes in Exchange Rates on Cash and Cash Equivalents	(11.7)	5.4	(0.3)
NET INCREASE IN CASH AND CASH EQUIVALENTS	8.7	201.8	244.7
CASH AND CASH EQUIVALENTS:
Beginning of Period	1,042.1	840.3	595.6
End of Period	$ 1,050.8	$ 1,042.1	$ 840.3